Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000174229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000174229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000174229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[1]
C000174229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000174229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[1]
C000174229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000174229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000174229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
C000174229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[1]
C000174229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000174229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000174229 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000025005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000025005 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000025005 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
C000025005 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
C000025005 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[2]
C000025005 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000025005 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000025005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[2]
C000025005 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[2]
C000025005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000025005 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000025005 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000179523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000179523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000179523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[3]
C000179523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000179523 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[3]
C000179523 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000179523 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000179523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[3]
C000179523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[3]
C000179523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000179523 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000179523 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000025004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000025004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000025004 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[4]
C000025004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
C000025004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.80%	[4]
C000025004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000025004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000025004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[4]
C000025004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[4]
C000025004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000025004 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000025004 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000025002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000025002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
C000025002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[5]
C000025002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[5]
C000025002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[5]
C000025002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000025002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000025002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000025002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[5]
C000025002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000025002 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000025002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000025002 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000025003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000025003 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000025003 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[6]
C000025003 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[6]
C000025003 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[6]
C000025003 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000025003 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000025003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000025003 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[6]
C000025003 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000025003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000025003 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000025003 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000174228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000174228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
C000174228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[7]
C000174228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[7]
C000174228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[7]
C000174228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000174228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000174228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000174228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[7]
C000174228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000174228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000174228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000174228 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000172687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000172687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[8]
C000172687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[8]
C000172687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[8]
C000172687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[8]
C000172687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000172687 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000172687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000172687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
C000172687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000172687 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000025001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000025001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000025001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[9]
C000025001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[9]
C000025001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[9]
C000025001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000025001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000025001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000025001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[9]
C000025001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000025001 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000025000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000025000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[10]
C000025000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[10]
C000025000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[10]
C000025000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[10]
C000025000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000025000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[10]
C000025000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000025000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[10]
C000025000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000025000 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000122071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000122071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000122071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[11]
C000122071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[11]
C000122071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[11]
C000122071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[11]
C000122071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000122071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[11]
C000122071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[11]
C000122071 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000122072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000122072 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[12]
C000122072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[12]
C000122072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[12]
C000122072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[12]
C000122072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[12]
C000122072 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000122072 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[12]
C000122072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[12]
C000122072 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000024998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000024998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000024998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[13]
C000024998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[13]
C000024998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[13]
C000024998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000024998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000024998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[13]
C000024998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[13]
C000024998 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000179522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000179522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000179522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[14]
C000179522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[14]
C000179522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[14]
C000179522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[14]
C000179522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000179522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[14]
C000179522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[14]
C000179522 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000122073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000122073 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000122073 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[15]
C000122073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[15]
C000122073 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[15]
C000122073 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000122073 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000122073 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[15]
C000122073 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[15]
C000122073 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets
[6]	Based on net assets
[7]	Based on net assets
[8]	Based on net assets
[9]	Based on net assets
[10]	Based on net assets
[11]	Based on net assets
[12]	Based on net assets
[13]	Based on net assets
[14]	Based on net assets
[15]	Based on net assets